1. NATURE OF OPERATIONS AND GOING CONCERN: Schedule of Loss, Deficit and Working Capital (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Details
Deficit	$ (25,228,411)	$ (21,091,609)	$ (18,354,892)
Working capital	$ 439,228	$ 1,272,259	$ 1,886,976